Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Amount ($0.12 par)	Treasury shares	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated other comprehensive income	Accumulated deficit	Non- controlling Interests	Total
Balance at Dec. 31, 2024	$ 2,137,108		$ (50,000)	$ 93,102,042	$ 223,500	$ 251,036	$ 590,981	$ (64,204,840)	$ (60,559)	$ 31,989,268
Balance (in Shares) at Dec. 31, 2024	17,808,947
Foreign currency translation difference							719,817			719,817
Stock-based compensation (Note 7)	$ 174,931			50,069						225,000
Stock-based compensation (Note 7) (in Shares)	1,457,756
Issuance of ordinary shares through At the Market Offering (Note 7)	$ 306,587			3,211,014						3,517,601
Issuance of ordinary shares through At the Market Offering (Note 7) (in Shares)	2,554,886
Net loss								(2,236,077)	8,955	(2,227,122)	[1],[2]
Balance at Jun. 30, 2025	$ 2,618,626		(50,000)	96,363,125	223,500	251,036	1,310,798	(66,440,917)	(51,604)	34,224,564
Balance (in Shares) at Jun. 30, 2025	21,821,589
Balance at Dec. 31, 2025	$ 2,922,460		(50,000)	100,271,584	223,500	251,036	1,397,005	(70,862,025)	(46,425)	34,107,135
Balance (in Shares) at Dec. 31, 2025	24,353,539
Acquisition of MGAI assets									12,313	12,313
Acquisition of treasury shares		$ (192,893)								(192,893)
Acquisition of treasury shares
Acquisition of MGAI assets (in Shares)
Foreign currency translation difference							(551,185)		3,961	(547,224)
Stock-based compensation (Note 7)	$ 792,000			(750,813)						41,187
Stock-based compensation (Note 7) (in Shares)	6,600,000
Issuance of ordinary shares through At the Market Offering (Note 7)	$ 47,852			227,508						275,360
Issuance of ordinary shares through At the Market Offering (Note 7) (in Shares)	398,773
Net loss								(3,100,599)	(27,047)	(3,127,646)
Balance at Jun. 30, 2026	$ 3,762,312	$ (192,893)	$ (50,000)	$ 99,748,279	$ 223,500	$ 251,036	$ 845,820	$ (73,962,624)	$ (57,198)	$ 30,568,232
Balance (in Shares) at Jun. 30, 2026	31,352,312

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.